Note 5 - Components of Working Capital Accounts	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
5.	Components of working capital accounts

	December 31, 2018	December 31, 2017

Inventories
Work-in-progress	$26,534	$18,545
Finished goods	11,843	9,964
Supplies and other	9,850	9,447

	$48,227	$37,956

Accrued liabilities
Accrued payroll and benefits	$73,454	$65,967
Value appreciation plans	8,860	2,883
Customer advances	1,365	1,468
Other	48,893	47,872

	$132,572	$118,190